Debt - Shareholder Promissory Note (Details) - USD ($) $ in Thousands		12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 14, 2020
Debt Instrument [Line Items]
Repayments on shareholder promissory note		$ 100	$ 100
Proceeds from shareholder promissory notes			200
Shareholder promissory note
Debt Instrument [Line Items]
Interest rate				0.45%
Repayments on shareholder promissory note		100	100
Proceeds from shareholder promissory notes			200
Principal outstanding balance			18,347
Accrued unpaid interest			224
Interest Expense		$ 30	$ 83
Shareholder promissory note | Common Class A
Debt Instrument [Line Items]
Principal amount	$ 18,247
Total face value of promissory note	18,501
Accrued interest	$ 254
Conversion of convertible notes (in shares)	142,028
Shareholder promissory note | Majority shareholder
Debt Instrument [Line Items]
Principal amount				$ 29,718